Quarterly portfolio holdings
John Hancock
Multimanager Lifetime Portfolios
Target date
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 89.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,964	$832,715
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	24,460	224,784
Disciplined Value, Class NAV, JHF III (Boston Partners)	30,954	886,526
Disciplined Value International, Class NAV, JHIT (Boston Partners)	24,263	452,982
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,054	296,235
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,346	321,411
International Dynamic Growth, Class NAV, JHIT (Axiom)	18,346	360,508
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	87,120	1,236,237
Mid Cap Growth, Class NAV, JHIT (Wellington)	15,874	323,042
Mid Value, Class NAV, JHF II (T. Rowe Price)	22,735	379,223
Multifactor Emerging Markets ETF, JHETF (DFA)	3,346	136,952
Small Cap Core, Class NAV, JHIT (MIM US) (B)	5,820	111,402
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	84,449	1,264,202
Fixed income - 3.4%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,319	43,666
High Yield, Class NAV, JHBT (MIM US) (B)	10,675	32,345
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	19,766	184,223
Alternative and specialty - 0.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,221	11,147

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,471,167)		$7,097,600
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	2,389	159,025
Fidelity Mid Cap Index Fund	4,110	169,762
Fidelity Small Cap Index Fund	3,676	134,378

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $423,624)		$463,165
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	1	0
Energy - 0.0%
Ezion Holdings, Ltd. (C)(D)	1	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1	0

TOTAL COMMON STOCKS (Cost $0)		$0
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$28,300	$6,632
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	38,600	9,532
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	32,200	8,368
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	15,700	4,329

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,394)		$28,861
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,194	11,941

TOTAL SHORT-TERM INVESTMENTS (Cost $11,680)		$11,941
Total investments (Cost $6,936,865) - 100.1%		$7,601,567
Other assets and liabilities, net - (0.1%)		(10,979)
TOTAL NET ASSETS - 100.0%		$7,590,588
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	256,158	$17,828,599
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	523,037	4,806,711
Disciplined Value, Class NAV, JHF III (Boston Partners)	667,870	19,127,795
Disciplined Value International, Class NAV, JHIT (Boston Partners)	518,823	9,686,419
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	493,231	6,939,756
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	93,001	6,878,366
International Dynamic Growth, Class NAV, JHIT (Axiom)	416,199	8,178,312
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,862,951	26,435,281
Mid Cap Growth, Class NAV, JHIT (Wellington)	346,156	7,044,266
Mid Value, Class NAV, JHF II (T. Rowe Price)	486,161	8,109,166
Multifactor Emerging Markets ETF, JHETF (DFA)	75,828	3,103,640
Small Cap Core, Class NAV, JHIT (MIM US) (B)	125,676	2,405,439
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,805,830	27,033,268
Fixed income - 3.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	111,734	917,332
High Yield, Class NAV, JHBT (MIM US) (B)	224,259	679,505
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	415,249	3,870,123
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	80,762	737,353
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $119,169,850)		$153,781,331
UNAFFILIATED INVESTMENT COMPANIES - 6.0%
Equity - 6.0%
Fidelity International Index Fund	51,085	$3,400,700
Fidelity Mid Cap Index Fund	87,900	3,630,270
Fidelity Small Cap Index Fund	79,530	2,907,635

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,412,875)		$9,938,605
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	70	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,187	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	505	0
Genting Hong Kong, Ltd. (C)(D)	2,107	0
Peace Mark Holdings, Ltd. (C)(D)	689	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Pacific Andes International Holdings, Ltd. (C)(D)	8,316	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	43	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	2,156	0
Ezion Holdings, Ltd. (C)(D)	4,313	0
Ezra Holdings, Ltd. (C)(D)	1,681	0
Lightstream Resources, Ltd. (C)(D)	291	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	40	325
Peninsula Energy, Ltd. (D)	43	13
Savannah Energy PLC (D)	205	19
Swiber Holdings, Ltd. (C)(D)	491	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	6	0
Convoy Global Holdings, Ltd. (C)(D)	2,413	0
Good Resources Holdings, Ltd. (C)(D)	1,034	0
TT Hellenic Postbank SA (C)(D)	79	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	7	0
Galapagos NV (D)	7	198
NMC Health PLC (C)(D)	9	0
Pihlajalinna OYJ	2	25
Zenith Capital Corp. (D)	20	1
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	4,657	0
Carillion PLC (C)(D)	438	0
CW Group Holdings, Ltd. (C)(D)	517	0
Gold-Finance Holdings, Ltd. (C)(D)	820	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Hsin Chong Group Holdings, Ltd. (C)(D)	2,819	$0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	486	0
DMX Technologies Group, Ltd. (C)(D)	130	0
MH Development, Ltd. (C)(D)	475	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	1,237	104
Danakali, Ltd. (D)	65	2
EcoGreen International Group, Ltd. (C)(D)	291	0
Firefinch, Ltd. (C)(D)	156	3
Fraser Papers Holdings, Inc. (C)(D)	18	0
Hanfeng Evergreen, Inc. (C)(D)	14	0
Midas Holdings, Ltd. (C)(D)	954	0
Orbite Technologies, Inc. (C)(D)	404	0
Ten Sixty Four, Ltd. (C)(D)	298	18
Up Energy Development Group, Ltd. (C)(D)	3,439	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	38	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	217	653
Lerthai Group, Ltd. (C)(D)	69	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	0
Hyflux, Ltd. (C)(D)	212	0

TOTAL COMMON STOCKS (Cost $887)		$1,361
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$816,000	191,240
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	1,026,600	253,512
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	871,500	226,488
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	454,100	125,204

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $900,859)		$796,444
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	186	18
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	204	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	13	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	22	16

TOTAL WARRANTS (Cost $23)		$35
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	33	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	3	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	116	$1,160

TOTAL SHORT-TERM INVESTMENTS (Cost $1,101)		$1,160
Total investments (Cost $127,485,595) - 100.0%		$164,518,936
Other assets and liabilities, net - (0.0%)		(14,240)
TOTAL NET ASSETS - 100.0%		$164,504,696
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	547,352	$38,095,698
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,107,941	10,181,982
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,416,057	40,555,875
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,093,378	20,413,359
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,080,641	15,204,613
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	197,187	14,583,915
International Dynamic Growth, Class NAV, JHIT (Axiom)	903,072	17,745,365
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,947,890	56,020,562
Mid Cap Growth, Class NAV, JHIT (Wellington)	738,141	15,021,171
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,018,311	16,985,425
Multifactor Emerging Markets ETF, JHETF (DFA)	169,482	6,936,898
Small Cap Core, Class NAV, JHIT (MIM US) (B)	261,470	5,004,528
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,852,997	57,679,363
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	231,885	1,903,779
High Yield, Class NAV, JHBT (MIM US) (B)	462,628	1,401,762
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	856,477	7,982,369
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	175,682	1,603,976

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $241,496,716)		$327,320,640
UNAFFILIATED INVESTMENT COMPANIES - 6.0%
Equity - 6.0%
Fidelity International Index Fund	107,382	7,148,414
Fidelity Mid Cap Index Fund	186,226	7,691,143
Fidelity Small Cap Index Fund	166,368	6,082,432
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,813,532)		$20,921,989
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	182	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	3,067	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,303	0
Genting Hong Kong, Ltd. (C)(D)	5,441	0
Peace Mark Holdings, Ltd. (C)(D)	1,781	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Pacific Andes International Holdings, Ltd. (C)(D)	21,480	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	111	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	5,570	0
Ezion Holdings, Ltd. (C)(D)	11,139	0
Ezra Holdings, Ltd. (C)(D)	4,343	0
Lightstream Resources, Ltd. (C)(D)	752	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	103	837
Peninsula Energy, Ltd. (D)	112	33
Sakari Resources, Ltd. (C)(D)(I)	4,248	1,631
Savannah Energy PLC (D)	529	48
Swiber Holdings, Ltd. (C)(D)	1,269	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	17	0
Convoy Global Holdings, Ltd. (C)(D)	6,232	0
Good Resources Holdings, Ltd. (C)(D)	2,671	0
TT Hellenic Postbank SA (C)(D)	205	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	18	0
Galapagos NV (D)	17	481
NMC Health PLC (C)(D)	70	0
Pihlajalinna OYJ	6	75
Zenith Capital Corp. (D)	52	3
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	12,030	0
Carillion PLC (C)(D)	1,130	0
CW Group Holdings, Ltd. (C)(D)	1,336	0
Gold-Finance Holdings, Ltd. (C)(D)	2,117	0
Hsin Chong Group Holdings, Ltd. (C)(D)	7,281	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,256	0
DMX Technologies Group, Ltd. (C)(D)	336	0
MH Development, Ltd. (C)(D)	1,227	0
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	3,194	$269
Danakali, Ltd. (D)	168	5
EcoGreen International Group, Ltd. (C)(D)	752	0
Firefinch, Ltd. (C)(D)	403	9
Fraser Papers Holdings, Inc. (C)(D)	47	0
Hanfeng Evergreen, Inc. (C)(D)	37	0
Midas Holdings, Ltd. (C)(D)	2,463	0
Orbite Technologies, Inc. (C)(D)	1,044	0
Ten Sixty Four, Ltd. (C)(D)	770	47
Up Energy Development Group, Ltd. (C)(D)	8,884	0
Victoria Gold Corp. (C)(D)	3	0
Wiluna Mining Corp., Ltd. (C)(D)	99	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	1,788	5,390
Lerthai Group, Ltd. (C)(D)	178	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	0
Hyflux, Ltd. (C)(D)	548	0

TOTAL COMMON STOCKS (Cost $5,646)		$8,828
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$1,781,500	417,518
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	2,594,500	640,694
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,162,700	562,049
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	992,000	273,514

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,162,195)		$1,893,775
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	479	46
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	527	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	37	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	56	41

TOTAL WARRANTS (Cost $57)		$88
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	86	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	10	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	424	4,238

TOTAL SHORT-TERM INVESTMENTS (Cost $4,236)		$4,238
Total investments (Cost $258,482,382) - 100.0%		$350,149,558
Other assets and liabilities, net - 0.0%		29,145
TOTAL NET ASSETS - 100.0%		$350,178,703
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	739,461	$51,466,473
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,497,742	13,764,252
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,921,332	55,026,939
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,481,162	27,653,297
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,465,995	20,626,554
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	266,982	19,745,979
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,225,106	24,073,334
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,358,185	76,032,648
Mid Cap Growth, Class NAV, JHIT (Wellington)	994,537	20,238,828
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,382,613	23,061,978
Multifactor Emerging Markets ETF, JHETF (DFA)	229,901	9,409,848
Small Cap Core, Class NAV, JHIT (MIM US) (B)	354,433	6,783,853
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,203,028	77,889,330
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	315,080	2,586,803
High Yield, Class NAV, JHBT (MIM US) (B)	630,962	1,911,816
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,168,120	10,886,882
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	238,263	2,175,339

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $324,591,180)		$443,334,153
UNAFFILIATED INVESTMENT COMPANIES - 6.0%
Equity - 6.0%
Fidelity International Index Fund	145,942	9,715,357
Fidelity Mid Cap Index Fund	252,768	10,439,335
Fidelity Small Cap Index Fund	225,375	8,239,717

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,160,536)		$28,394,409
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	249	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,196	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,783	0
Genting Hong Kong, Ltd. (C)(D)	7,444	0
Peace Mark Holdings, Ltd. (C)(D)	2,436	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	160	$0
Pacific Andes International Holdings, Ltd. (C)(D)	29,387	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	152	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	7,620	0
Ezion Holdings, Ltd. (C)(D)	15,240	0
Ezra Holdings, Ltd. (C)(D)	5,941	0
Lightstream Resources, Ltd. (C)(D)	1,028	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	140	1,137
Peninsula Energy, Ltd. (D)	153	45
Sakari Resources, Ltd. (C)(D)(I)	12,063	4,631
Savannah Energy PLC (D)	723	66
Swiber Holdings, Ltd. (C)(D)	1,736	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	23	0
Convoy Global Holdings, Ltd. (C)(D)	8,527	0
Good Resources Holdings, Ltd. (C)(D)	3,654	0
TT Hellenic Postbank SA (C)(D)	280	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	24	0
Galapagos NV (D)	24	679
NMC Health PLC (C)(D)	117	0
Pihlajalinna OYJ	9	113
Zenith Capital Corp. (D)	72	4
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	16,458	0
Carillion PLC (C)(D)	1,546	0
CW Group Holdings, Ltd. (C)(D)	1,827	0
Gold-Finance Holdings, Ltd. (C)(D)	2,896	0
Hsin Chong Group Holdings, Ltd. (C)(D)	9,961	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,719	0
DMX Technologies Group, Ltd. (C)(D)	460	0
MH Development, Ltd. (C)(D)	1,678	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	4,370	367
Danakali, Ltd. (D)	230	7
EcoGreen International Group, Ltd. (C)(D)	1,029	0
Firefinch, Ltd. (C)(D)	552	12
Fraser Papers Holdings, Inc. (C)(D)	65	0
Hanfeng Evergreen, Inc. (C)(D)	50	0
Midas Holdings, Ltd. (C)(D)	3,370	0
Orbite Technologies, Inc. (C)(D)	1,428	0
Ten Sixty Four, Ltd. (C)(D)	1,053	65
Up Energy Development Group, Ltd. (C)(D)	12,154	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	135	0
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,971	$8,956
Lerthai Group, Ltd. (C)(D)	244	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	0
Hyflux, Ltd. (C)(D)	750	0

TOTAL COMMON STOCKS (Cost $11,052)		$16,083
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$2,415,200	566,034
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	3,464,100	855,436
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,887,300	750,360
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,344,600	370,733

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,905,368)		$2,542,563
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	656	63
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	722	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	50	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	77	56

TOTAL WARRANTS (Cost $79)		$121
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	118	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	13	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	602	6,018

TOTAL SHORT-TERM INVESTMENTS (Cost $6,017)		$6,018
Total investments (Cost $347,674,232) - 100.0%		$474,293,348
Other assets and liabilities, net - 0.0%		44,664
TOTAL NET ASSETS - 100.0%		$474,338,012
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,014,194	$70,587,880
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,053,836	18,874,749
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,648,018	75,839,240
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,090,043	$39,021,103
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,079,482	29,258,305
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	367,039	27,146,178
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,745,175	34,292,682
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,438,995	105,559,341
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,360,099	27,678,023
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,901,395	31,715,270
Multifactor Emerging Markets ETF, JHETF (DFA)	324,734	13,291,363
Small Cap Core, Class NAV, JHIT (MIM US) (B)	493,667	9,448,789
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,149,360	107,025,921
Fixed income - 3.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	433,842	3,561,846
High Yield, Class NAV, JHBT (MIM US) (B)	865,719	2,623,128
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,604,191	14,951,056
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	332,734	3,037,857

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $442,474,116)		$613,912,731
UNAFFILIATED INVESTMENT COMPANIES - 6.0%
Equity - 6.0%
Fidelity International Index Fund	205,767	13,697,893
Fidelity Mid Cap Index Fund	347,518	14,352,486
Fidelity Small Cap Index Fund	312,323	11,418,527

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,733,327)		$39,468,906
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	366	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	6,164	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,620	0
Genting Hong Kong, Ltd. (C)(D)	10,937	0
Peace Mark Holdings, Ltd. (C)(D)	3,579	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Pacific Andes International Holdings, Ltd. (C)(D)	43,177	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	223	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	11,195	0
Ezion Holdings, Ltd. (C)(D)	22,391	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezra Holdings, Ltd. (C)(D)	8,730	$0
Lightstream Resources, Ltd. (C)(D)	1,511	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	206	1,674
Peninsula Energy, Ltd. (D)	225	65
Sakari Resources, Ltd. (C)(D)(I)	24,454	9,389
Savannah Energy PLC (D)	1,062	97
Swiber Holdings, Ltd. (C)(D)	2,550	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	33	0
Convoy Global Holdings, Ltd. (C)(D)	12,528	0
Good Resources Holdings, Ltd. (C)(D)	5,369	0
TT Hellenic Postbank SA (C)(D)	412	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	36	0
Galapagos NV (D)	35	990
NMC Health PLC (C)(D)	194	0
Pihlajalinna OYJ	13	163
Zenith Capital Corp. (D)	105	5
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	24,180	0
Carillion PLC (C)(D)	2,272	0
CW Group Holdings, Ltd. (C)(D)	2,685	0
Gold-Finance Holdings, Ltd. (C)(D)	4,255	0
Hsin Chong Group Holdings, Ltd. (C)(D)	14,636	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,525	0
DMX Technologies Group, Ltd. (C)(D)	676	0
MH Development, Ltd. (C)(D)	2,466	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	6,421	540
Danakali, Ltd. (D)	339	10
EcoGreen International Group, Ltd. (C)(D)	1,511	0
Firefinch, Ltd. (C)(D)	811	17
Fraser Papers Holdings, Inc. (C)(D)	95	0
Hanfeng Evergreen, Inc. (C)(D)	74	0
Midas Holdings, Ltd. (C)(D)	4,951	0
Orbite Technologies, Inc. (C)(D)	2,098	0
Ten Sixty Four, Ltd. (C)(D)	1,547	95
Up Energy Development Group, Ltd. (C)(D)	17,857	0
Victoria Gold Corp. (C)(D)	7	1
Wiluna Mining Corp., Ltd. (C)(D)	199	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	4,945	14,907
Lerthai Group, Ltd. (C)(D)	358	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	0
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - (continued)
Hyflux, Ltd. (C)(D)	1,101	$0

TOTAL COMMON STOCKS (Cost $19,830)		$27,953
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$3,384,100	793,108
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	4,948,800	1,222,073
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	4,125,000	1,072,017
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,883,700	519,373

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,119,646)		$3,606,571
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	963	92
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,060	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	73	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	113	83

TOTAL WARRANTS (Cost $117)		$178
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	173	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	20	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	904	9,043

TOTAL SHORT-TERM INVESTMENTS (Cost $9,042)		$9,043
Total investments (Cost $474,356,078) - 100.0%		$657,025,383
Other assets and liabilities, net - 0.0%		64,082
TOTAL NET ASSETS - 100.0%		$657,089,465
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 83.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,391,378	$96,839,926
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,826,856	16,788,804
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,607,289	103,312,766
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,029,643	56,563,444
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,396,507	33,718,855
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	489,572	36,208,748
Global Equity, Class NAV, JHF II (MIM US) (B)	651,276	8,655,464
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,520,262	$49,523,152
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,922,907	154,996,044
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,735,525	35,317,931
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,446,916	40,814,561
Multifactor Emerging Markets ETF, JHETF (DFA)	376,020	15,390,499
Small Cap Core, Class NAV, JHIT (MIM US) (B)	603,370	11,548,500
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,861,963	147,633,588
Fixed income - 9.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,433,425	46,488,578
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,406,693	11,548,948
High Yield, Class NAV, JHBT (MIM US) (B)	2,974,593	9,013,016
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,138,038	19,926,510
Alternative and specialty - 1.5%
Diversified Macro, Class NAV, JHIT (Graham)	519,894	4,746,630
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	690,662	9,738,338

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $649,314,967)		$908,774,302
UNAFFILIATED INVESTMENT COMPANIES - 5.6%
Equity - 5.6%
Fidelity International Index Fund	302,393	20,130,308
Fidelity Mid Cap Index Fund	463,877	19,158,135
Fidelity Small Cap Index Fund	418,770	15,310,249

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,708,808)		$54,598,692
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	533	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	8,971	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,813	0
Genting Hong Kong, Ltd. (C)(D)	15,917	0
Peace Mark Holdings, Ltd. (C)(D)	5,209	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Pacific Andes International Holdings, Ltd. (C)(D)	62,836	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	324	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,293	0
Ezion Holdings, Ltd. (C)(D)	32,586	0
Ezra Holdings, Ltd. (C)(D)	12,704	0
Lightstream Resources, Ltd. (C)(D)	2,199	0
Manitok Energy, Inc. (C)(D)	5	0
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Paladin Energy, Ltd. (D)	300	$2,437
Peninsula Energy, Ltd. (D)	327	95
Sakari Resources, Ltd. (C)(D)(I)	45,339	17,407
Savannah Energy PLC (D)	1,546	141
Swiber Holdings, Ltd. (C)(D)	3,711	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	49	0
Convoy Global Holdings, Ltd. (C)(D)	18,232	0
Good Resources Holdings, Ltd. (C)(D)	7,814	0
TT Hellenic Postbank SA (C)(D)	600	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	52	0
Galapagos NV (D)	51	1,443
NMC Health PLC (C)(D)	315	0
Pihlajalinna OYJ	19	238
Zenith Capital Corp. (D)	153	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,190	0
Carillion PLC (C)(D)	3,307	0
CW Group Holdings, Ltd. (C)(D)	3,907	0
Gold-Finance Holdings, Ltd. (C)(D)	6,193	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,299	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,675	0
DMX Technologies Group, Ltd. (C)(D)	984	0
MH Development, Ltd. (C)(D)	3,588	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,344	786
Danakali, Ltd. (D)	493	15
EcoGreen International Group, Ltd. (C)(D)	2,199	0
Firefinch, Ltd. (C)(D)	1,179	25
Fraser Papers Holdings, Inc. (C)(D)	139	0
Hanfeng Evergreen, Inc. (C)(D)	107	0
Midas Holdings, Ltd. (C)(D)	7,206	0
Orbite Technologies, Inc. (C)(D)	3,053	0
Ten Sixty Four, Ltd. (C)(D)	2,252	138
Up Energy Development Group, Ltd. (C)(D)	25,988	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	290	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,028	24,201
Lerthai Group, Ltd. (C)(D)	521	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	0
Hyflux, Ltd. (C)(D)	1,603	0

TOTAL COMMON STOCKS (Cost $34,042)		$46,936
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$7,119,300	$1,668,501
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	9,744,000	2,406,216
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	8,119,300	2,110,066
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	3,961,600	1,092,291

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,298,828)		$7,277,074
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,402	134
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,543	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	104	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	165	121

TOTAL WARRANTS (Cost $168)		$259
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	252	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	29	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,449	14,493

TOTAL SHORT-TERM INVESTMENTS (Cost $14,492)		$14,493
Total investments (Cost $695,371,305) - 100.0%		$970,711,757
Other assets and liabilities, net - 0.0%		100,743
TOTAL NET ASSETS - 100.0%		$970,812,500
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 74.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,270,678	$88,439,221
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,904,088	17,498,569
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,304,240	94,633,423
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,873,496	53,648,174
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,808,953	25,451,968
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	361,922	26,767,739
Global Equity, Class NAV, JHF II (MIM US) (B)	673,672	8,953,099
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,411,307	47,382,183
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,396,203	147,522,115
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,472,521	$29,965,794
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,071,157	34,546,904
Multifactor Emerging Markets ETF, JHETF (DFA)	285,231	11,674,505
Small Cap Core, Class NAV, JHIT (MIM US) (B)	454,182	8,693,050
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,623,118	144,058,075
Fixed income - 16.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,472,270	60,554,541
Core Bond, Class NAV, JHF II (Allspring Investments)	3,627,760	39,869,085
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,510,794	20,613,615
High Yield, Class NAV, JHBT (MIM US) (B)	5,319,030	16,116,660
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,734,946	25,489,699
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	466,845	4,822,511
Alternative and specialty - 2.4%
Diversified Macro, Class NAV, JHIT (Graham)	537,797	4,910,088
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,330,509	18,760,175

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $685,873,083)		$930,371,193
UNAFFILIATED INVESTMENT COMPANIES - 5.3%
Equity - 5.3%
Fidelity International Index Fund	296,468	19,735,851
Fidelity Mid Cap Index Fund	439,263	18,141,579
Fidelity Small Cap Index Fund	400,365	14,637,328

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,048,961)		$52,514,758
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	555	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,356	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,976	0
Genting Hong Kong, Ltd. (C)(D)	16,599	0
Peace Mark Holdings, Ltd. (C)(D)	5,432	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Pacific Andes International Holdings, Ltd. (C)(D)	65,528	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	338	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,991	0
Ezion Holdings, Ltd. (C)(D)	33,982	0
Ezra Holdings, Ltd. (C)(D)	13,249	0
Lightstream Resources, Ltd. (C)(D)	2,293	0
Manitok Energy, Inc. (C)(D)	5	0
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Paladin Energy, Ltd. (D)	313	$2,543
Peninsula Energy, Ltd. (D)	341	99
Sakari Resources, Ltd. (C)(D)(I)	49,809	19,124
Savannah Energy PLC (D)	1,612	147
Swiber Holdings, Ltd. (C)(D)	3,870	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	51	0
Convoy Global Holdings, Ltd. (C)(D)	19,013	0
Good Resources Holdings, Ltd. (C)(D)	8,148	0
TT Hellenic Postbank SA (C)(D)	625	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	55	0
Galapagos NV (D)	53	1,500
NMC Health PLC (C)(D)	321	0
Pihlajalinna OYJ	19	238
Zenith Capital Corp. (D)	160	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	36,698	0
Carillion PLC (C)(D)	3,448	0
CW Group Holdings, Ltd. (C)(D)	4,074	0
Gold-Finance Holdings, Ltd. (C)(D)	6,458	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,212	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,833	0
DMX Technologies Group, Ltd. (C)(D)	1,026	0
MH Development, Ltd. (C)(D)	3,742	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,744	819
Danakali, Ltd. (D)	514	16
EcoGreen International Group, Ltd. (C)(D)	2,294	0
Firefinch, Ltd. (C)(D)	1,231	27
Fraser Papers Holdings, Inc. (C)(D)	145	0
Hanfeng Evergreen, Inc. (C)(D)	112	0
Midas Holdings, Ltd. (C)(D)	7,515	0
Orbite Technologies, Inc. (C)(D)	3,184	0
Ten Sixty Four, Ltd. (C)(D)	2,348	144
Up Energy Development Group, Ltd. (C)(D)	27,101	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	302	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,196	24,708
Lerthai Group, Ltd. (C)(D)	543	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	0
Hyflux, Ltd. (C)(D)	1,672	0

TOTAL COMMON STOCKS (Cost $36,357)		$49,375
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$9,301,300	$2,179,881
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	12,732,600	3,144,230
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	10,613,300	2,758,214
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	5,178,000	1,427,676

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,931,095)		$9,510,001
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,462	140
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,609	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	110	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	172	126

TOTAL WARRANTS (Cost $177)		$270
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	263	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	31	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,536	15,356

TOTAL SHORT-TERM INVESTMENTS (Cost $15,355)		$15,356
Total investments (Cost $732,905,028) - 100.0%		$992,460,954
Other assets and liabilities, net - 0.0%		78,195
TOTAL NET ASSETS - 100.0%		$992,539,149
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 65.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,213,688	$84,472,677
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,934,817	26,970,972
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,173,559	90,890,737
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,069,977	57,316,465
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,691,804	23,803,689
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	300,062	22,192,580
Global Equity, Class NAV, JHF II (MIM US) (B)	1,015,554	13,496,710
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,560,810	50,319,921
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,835,339	139,563,455
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,360,622	$27,688,660
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,917,358	31,981,524
Multifactor Emerging Markets ETF, JHETF (DFA)	268,380	10,984,793
Small Cap Core, Class NAV, JHIT (MIM US) (B)	359,006	6,871,382
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,024,768	150,070,773
Fixed income - 24.9%
Bond, Class NAV, JHSB (MIM US) (B)	7,380,204	99,927,967
Core Bond, Class NAV, JHF II (Allspring Investments)	6,955,938	76,445,756
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,832,196	31,462,332
Floating Rate Income, Class NAV, JHF II (Bain Capital)	686,117	5,042,962
High Yield, Class NAV, JHBT (MIM US) (B)	8,113,649	24,584,356
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,858,000	35,956,557
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	741,580	7,660,526
Alternative and specialty - 3.3%
Diversified Macro, Class NAV, JHIT (Graham)	618,011	5,642,437
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,258,048	31,838,479

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $807,194,256)		$1,055,185,710
UNAFFILIATED INVESTMENT COMPANIES - 4.9%
Equity - 4.9%
Fidelity International Index Fund	330,397	21,994,545
Fidelity Mid Cap Index Fund	448,827	18,536,564
Fidelity Small Cap Index Fund	413,117	15,103,552

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,211,990)		$55,634,661
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	573	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,657	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	4,104	0
Genting Hong Kong, Ltd. (C)(D)	17,133	0
Peace Mark Holdings, Ltd. (C)(D)	5,607	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Pacific Andes International Holdings, Ltd. (C)(D)	67,637	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	349	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	17,538	0
Ezion Holdings, Ltd. (C)(D)	35,076	0
Ezra Holdings, Ltd. (C)(D)	13,675	0
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	2,367	$0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	323	2,624
Peninsula Energy, Ltd. (D)	352	102
Sakari Resources, Ltd. (C)(D)(I)	52,909	20,314
Savannah Energy PLC (D)	1,664	152
Swiber Holdings, Ltd. (C)(D)	3,995	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	52	0
Convoy Global Holdings, Ltd. (C)(D)	19,625	0
Good Resources Holdings, Ltd. (C)(D)	8,411	0
TT Hellenic Postbank SA (C)(D)	646	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	56	0
Galapagos NV (D)	55	1,556
NMC Health PLC (C)(D)	338	0
Pihlajalinna OYJ	20	251
Zenith Capital Corp. (D)	165	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	37,879	0
Carillion PLC (C)(D)	3,559	0
CW Group Holdings, Ltd. (C)(D)	4,205	0
Gold-Finance Holdings, Ltd. (C)(D)	6,666	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,927	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,956	0
DMX Technologies Group, Ltd. (C)(D)	1,059	0
MH Development, Ltd. (C)(D)	3,863	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	10,058	846
Danakali, Ltd. (D)	530	16
EcoGreen International Group, Ltd. (C)(D)	2,367	0
Firefinch, Ltd. (C)(D)	1,270	27
Fraser Papers Holdings, Inc. (C)(D)	150	0
Hanfeng Evergreen, Inc. (C)(D)	115	0
Midas Holdings, Ltd. (C)(D)	7,756	0
Orbite Technologies, Inc. (C)(D)	3,286	0
Ten Sixty Four, Ltd. (C)(D)	2,424	149
Up Energy Development Group, Ltd. (C)(D)	27,973	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,616	25,975
Lerthai Group, Ltd. (C)(D)	561	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	0
Hyflux, Ltd. (C)(D)	1,726	0
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $38,363)		$52,022
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$1,970,389	$1,964,688
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,482,219	2,490,044
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,057,940	2,094,732
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	12,477,000	2,924,147
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	17,384,900	4,293,085
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	14,490,400	3,765,806
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	6,944,400	1,914,707

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,492,703)		$19,447,209
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,509	144
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,661	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	114	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	178	130

TOTAL WARRANTS (Cost $182)		$278
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	271	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	32	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,804	18,045

TOTAL SHORT-TERM INVESTMENTS (Cost $18,044)		$18,045
Total investments (Cost $866,955,538) - 100.0%		$1,130,337,926
Other assets and liabilities, net - 0.0%		104,928
TOTAL NET ASSETS - 100.0%		$1,130,442,854
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 54.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	852,745	$59,351,027
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,815,324	35,062,825
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,254,509	64,569,148
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,487,914	46,449,353
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,130,855	15,911,127
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	134,850	$9,973,528
Global Equity, Class NAV, JHF II (MIM US) (B)	1,312,679	17,445,507
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,073,081	40,736,032
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,781,176	110,414,885
Mid Cap Growth, Class NAV, JHIT (Wellington)	981,707	19,977,735
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,395,094	23,270,166
Multifactor Emerging Markets ETF, JHETF (DFA)	178,235	7,295,159
Small Cap Core, Class NAV, JHIT (MIM US) (B)	251,323	4,810,326
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,312,007	124,430,738
Fixed income - 33.7%
Bond, Class NAV, JHSB (MIM US) (B)	7,127,489	96,506,201
Core Bond, Class NAV, JHF II (Allspring Investments)	9,125,912	100,293,773
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,543,718	37,303,923
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,662,690	12,220,773
High Yield, Class NAV, JHBT (MIM US) (B)	9,538,965	28,903,064
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,791,111	53,973,158
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,721,140	28,109,372
Alternative and specialty - 4.2%
Diversified Macro, Class NAV, JHIT (Graham)	587,265	5,361,729
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,803,338	39,527,065

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $783,653,637)		$981,896,614
UNAFFILIATED INVESTMENT COMPANIES - 3.8%
Equity - 3.8%
Fidelity International Index Fund	221,284	14,730,852
Fidelity Mid Cap Index Fund	351,836	14,530,823
Fidelity Small Cap Index Fund	311,761	11,397,970

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,590,554)		$40,659,645
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	542	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,130	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,880	0
Genting Hong Kong, Ltd. (C)(D)	16,198	0
Peace Mark Holdings, Ltd. (C)(D)	5,301	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
Pacific Andes International Holdings, Ltd. (C)(D)	63,946	$0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	330	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,581	0
Ezion Holdings, Ltd. (C)(D)	33,162	0
Ezra Holdings, Ltd. (C)(D)	12,929	0
Lightstream Resources, Ltd. (C)(D)	2,237	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	305	2,478
Peninsula Energy, Ltd. (D)	333	97
Sakari Resources, Ltd. (C)(D)(I)	59,458	22,828
Savannah Energy PLC (D)	1,573	144
Swiber Holdings, Ltd. (C)(D)	3,777	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	50	0
Convoy Global Holdings, Ltd. (C)(D)	18,554	0
Good Resources Holdings, Ltd. (C)(D)	7,952	0
TT Hellenic Postbank SA (C)(D)	610	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	53	0
Galapagos NV (D)	52	1,472
NMC Health PLC (C)(D)	342	0
Pihlajalinna OYJ	19	238
Zenith Capital Corp. (D)	156	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,812	0
Carillion PLC (C)(D)	3,365	0
CW Group Holdings, Ltd. (C)(D)	3,976	0
Gold-Finance Holdings, Ltd. (C)(D)	6,302	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,676	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,740	0
DMX Technologies Group, Ltd. (C)(D)	1,001	0
MH Development, Ltd. (C)(D)	3,652	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,509	800
Danakali, Ltd. (D)	501	15
EcoGreen International Group, Ltd. (C)(D)	2,238	0
Firefinch, Ltd. (C)(D)	1,200	26
Fraser Papers Holdings, Inc. (C)(D)	141	0
Hanfeng Evergreen, Inc. (C)(D)	109	0
Midas Holdings, Ltd. (C)(D)	7,333	0
Orbite Technologies, Inc. (C)(D)	3,107	0
Ten Sixty Four, Ltd. (C)(D)	2,292	141
Up Energy Development Group, Ltd. (C)(D)	26,447	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	295	0
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,712	$26,264
Lerthai Group, Ltd. (C)(D)	530	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	0
Hyflux, Ltd. (C)(D)	1,632	0

TOTAL COMMON STOCKS (Cost $40,998)		$54,513
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$7,838,635	7,815,955
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	9,875,161	9,906,290
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,185,014	8,331,346
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	11,309,600	2,650,552
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	16,076,400	3,969,959
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	13,401,200	3,482,741
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	6,295,400	1,735,765

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,605,959)		$37,892,608
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,426	136
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,570	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	109	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	168	123

TOTAL WARRANTS (Cost $172)		$263
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	256	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	30	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,788	17,884

TOTAL SHORT-TERM INVESTMENTS (Cost $17,883)		$17,884
Total investments (Cost $849,909,203) - 100.0%		$1,060,521,528
Other assets and liabilities, net - 0.0%		157,761
TOTAL NET ASSETS - 100.0%		$1,060,679,289
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.6%
Equity - 42.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	298,846	$20,799,671
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,255,666	20,729,572
Disciplined Value, Class NAV, JHF III (Boston Partners)	812,258	23,263,076
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,243,192	23,210,390
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	390,942	5,500,560
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	47,122	3,485,119
Global Equity, Class NAV, JHF II (MIM US) (B)	791,755	10,522,430
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,057,757	20,784,928
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,104,652	58,245,018
Mid Cap Growth, Class NAV, JHIT (Wellington)	399,919	8,138,354
Mid Value, Class NAV, JHF II (T. Rowe Price)	570,538	9,516,567
Multifactor Emerging Markets ETF, JHETF (DFA)	80,513	3,295,397
Small Cap Core, Class NAV, JHIT (MIM US) (B)	154,030	2,948,135
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,200,055	62,874,822
Fixed income - 44.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,540,199	75,014,294
Core Bond, Class NAV, JHF II (Allspring Investments)	6,844,621	75,222,383
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,436,322	28,212,207
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,680,682	12,353,010
High Yield, Class NAV, JHBT (MIM US) (B)	7,266,040	22,016,103
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,411,963	41,119,499
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,644,468	27,317,349
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	346,490	3,163,457
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,964,312	27,696,797

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $490,630,999)		$585,429,138
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity International Index Fund	150,659	10,029,391
Fidelity Mid Cap Index Fund	167,468	6,916,433
Fidelity Small Cap Index Fund	107,781	3,940,472

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,599,850)		$20,886,296
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	294	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,955	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,106	0
Genting Hong Kong, Ltd. (C)(D)	8,791	0
Peace Mark Holdings, Ltd. (C)(D)	2,877	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Pacific Andes International Holdings, Ltd. (C)(D)	34,707	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	179	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	8,999	0
Ezion Holdings, Ltd. (C)(D)	17,999	0
Ezra Holdings, Ltd. (C)(D)	7,017	0
Lightstream Resources, Ltd. (C)(D)	1,214	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	166	1,349
Peninsula Energy, Ltd. (D)	181	53
Sakari Resources, Ltd. (C)(D)(I)	43,019	16,517
Savannah Energy PLC (D)	854	78
Swiber Holdings, Ltd. (C)(D)	2,050	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	27	0
Convoy Global Holdings, Ltd. (C)(D)	10,070	0
Good Resources Holdings, Ltd. (C)(D)	4,316	0
TT Hellenic Postbank SA (C)(D)	331	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	29	0
Galapagos NV (D)	28	792
NMC Health PLC (C)(D)	252	0
Pihlajalinna OYJ	10	125
Zenith Capital Corp. (D)	85	4
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	19,437	0
Carillion PLC (C)(D)	1,826	0
CW Group Holdings, Ltd. (C)(D)	2,158	0
Gold-Finance Holdings, Ltd. (C)(D)	3,421	0
Hsin Chong Group Holdings, Ltd. (C)(D)	11,765	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,030	0
DMX Technologies Group, Ltd. (C)(D)	543	0
MH Development, Ltd. (C)(D)	1,982	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	5,161	434
Danakali, Ltd. (D)	272	8
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
EcoGreen International Group, Ltd. (C)(D)	1,215	$0
Firefinch, Ltd. (C)(D)	652	14
Fraser Papers Holdings, Inc. (C)(D)	77	0
Hanfeng Evergreen, Inc. (C)(D)	59	0
Midas Holdings, Ltd. (C)(D)	3,980	0
Orbite Technologies, Inc. (C)(D)	1,686	0
Ten Sixty Four, Ltd. (C)(D)	1,244	76
Up Energy Development Group, Ltd. (C)(D)	14,354	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	160	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	6,421	19,355
Lerthai Group, Ltd. (C)(D)	288	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	0
Hyflux, Ltd. (C)(D)	885	0

TOTAL COMMON STOCKS (Cost $28,959)		$38,806
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$7,942,525	7,919,544
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	10,006,027	10,037,569
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,293,551	8,441,824
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	5,541,900	1,298,816
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	8,276,300	2,043,777
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	6,898,200	1,792,724
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	3,085,400	850,705

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,169,771)		$32,384,959
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	774	74
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	852	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	64	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	91	67

TOTAL WARRANTS (Cost $93)		$143
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	139	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	16	1

TOTAL RIGHTS (Cost $0)		$1
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	1,216	12,157
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $12,156)	$12,157
Total investments (Cost $538,441,828) - 100.0%	$638,751,500
Other assets and liabilities, net - 0.0%	148,553
TOTAL NET ASSETS - 100.0%	$638,900,053
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	81,105	$5,644,917
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,173,213	10,781,827
Disciplined Value, Class NAV, JHF III (Boston Partners)	205,139	5,875,183
Disciplined Value International, Class NAV, JHIT (Boston Partners)	643,976	12,023,027
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	114,091	1,605,264
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	50,543	3,738,195
Global Equity, Class NAV, JHF II (MIM US) (B)	412,818	5,486,347
International Dynamic Growth, Class NAV, JHIT (Axiom)	563,660	11,075,912
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,598,333	22,680,344
Mid Cap Growth, Class NAV, JHIT (Wellington)	145,734	2,965,689
Mid Value, Class NAV, JHF II (T. Rowe Price)	208,720	3,481,447
Small Cap Core, Class NAV, JHIT (MIM US) (B)	76,807	1,470,088
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,220,963	33,247,815
Fixed income - 49.3%
Bond, Class NAV, JHSB (MIM US) (B)	3,062,474	41,465,894
Core Bond, Class NAV, JHF II (Allspring Investments)	3,919,404	43,074,251
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,891,569	15,529,783
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,216,212	8,939,157
High Yield, Class NAV, JHBT (MIM US) (B)	4,033,834	12,222,516
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,957,245	27,561,520
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,446,658	14,943,981
Alternative and specialty - 4.9%
Diversified Macro, Class NAV, JHIT (Graham)	181,938	1,661,092
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,031,232	14,540,368

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $259,132,728)		$300,014,617
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity International Index Fund	104,194	$6,936,183
Fidelity Mid Cap Index Fund	70,994	2,932,072
Fidelity Small Cap Index Fund	25,807	943,522

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,969,599)		$10,811,777
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	115	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,935	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	822	0
Genting Hong Kong, Ltd. (C)(D)	3,433	0
Peace Mark Holdings, Ltd. (C)(D)	1,123	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Pacific Andes International Holdings, Ltd. (C)(D)	13,551	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	70	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	3,514	0
Ezion Holdings, Ltd. (C)(D)	7,028	0
Ezra Holdings, Ltd. (C)(D)	2,740	0
Lightstream Resources, Ltd. (C)(D)	474	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	65	528
Peninsula Energy, Ltd. (D)	71	21
Sakari Resources, Ltd. (C)(D)(I)	19,966	7,666
Savannah Energy PLC (D)	333	30
Swiber Holdings, Ltd. (C)(D)	800	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	11	0
Convoy Global Holdings, Ltd. (C)(D)	3,932	0
Good Resources Holdings, Ltd. (C)(D)	1,685	0
TT Hellenic Postbank SA (C)(D)	129	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	11	0
Galapagos NV (D)	11	311
NMC Health PLC (C)(D)	113	0
Pihlajalinna OYJ	4	50
Zenith Capital Corp. (D)	33	2
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	7,589	0
Carillion PLC (C)(D)	713	0
CW Group Holdings, Ltd. (C)(D)	843	0
Gold-Finance Holdings, Ltd. (C)(D)	1,336	0
Hsin Chong Group Holdings, Ltd. (C)(D)	4,593	0
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	793	$0
DMX Technologies Group, Ltd. (C)(D)	212	0
MH Development, Ltd. (C)(D)	774	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	2,015	169
Danakali, Ltd. (D)	106	3
EcoGreen International Group, Ltd. (C)(D)	474	0
Firefinch, Ltd. (C)(D)	254	5
Fraser Papers Holdings, Inc. (C)(D)	30	0
Hanfeng Evergreen, Inc. (C)(D)	23	0
Midas Holdings, Ltd. (C)(D)	1,554	0
Orbite Technologies, Inc. (C)(D)	658	0
Ten Sixty Four, Ltd. (C)(D)	486	30
Up Energy Development Group, Ltd. (C)(D)	5,605	0
Victoria Gold Corp. (C)(D)	2	0
Wiluna Mining Corp., Ltd. (C)(D)	62	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,869	8,647
Lerthai Group, Ltd. (C)(D)	112	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	0
Hyflux, Ltd. (C)(D)	346	0

TOTAL COMMON STOCKS (Cost $13,113)		$17,462
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$5,778,443	5,761,724
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,280,014	7,302,963
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,034,652	6,142,540
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	2,079,500	487,358
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	3,083,000	761,326
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,569,700	667,821
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,156,700	318,925

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,675,662)		$21,442,657
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	302	29
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	333	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	32	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	36	26

TOTAL WARRANTS (Cost $38)		$56
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	54	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	6	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	790	$7,905

TOTAL SHORT-TERM INVESTMENTS (Cost $7,904)		$7,905
Total investments (Cost $288,799,044) - 100.0%		$332,294,474
Other assets and liabilities, net - 0.0%		61,789
TOTAL NET ASSETS - 100.0%		$332,356,263
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.4%
Equity - 30.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	35,692	$2,484,193
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	554,062	5,091,826
Disciplined Value, Class NAV, JHF III (Boston Partners)	90,277	2,585,535
Disciplined Value International, Class NAV, JHIT (Boston Partners)	286,393	5,346,951
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,197	1,271,890
Global Equity, Class NAV, JHF II (MIM US) (B)	190,135	2,526,897
International Dynamic Growth, Class NAV, JHIT (Axiom)	244,823	4,810,764
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	584,645	8,296,119
Mid Cap Growth, Class NAV, JHIT (Wellington)	39,061	794,893
Mid Value, Class NAV, JHF II (T. Rowe Price)	55,782	930,449
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	793,866	11,884,170
Fixed income - 54.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,512,428	20,478,272
Core Bond, Class NAV, JHF II (Allspring Investments)	1,893,964	20,814,659
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	919,494	7,549,049
Floating Rate Income, Class NAV, JHF II (Bain Capital)	701,025	5,152,535
High Yield, Class NAV, JHBT (MIM US) (B)	1,933,449	5,858,349
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,611,719	15,021,218
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	693,498	7,163,834
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	84,370	770,302
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	481,406	6,787,830

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $121,517,248)		$135,619,735
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 2.8%
Equity - 2.8%
Fidelity International Index Fund	36,722	$2,444,551
Fidelity Mid Cap Index Fund	25,985	1,073,166
Fidelity Small Cap Index Fund	19,414	709,776

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,998,389)		$4,227,493
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	32	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	539	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	229	0
Genting Hong Kong, Ltd. (C)(D)	955	0
Peace Mark Holdings, Ltd. (C)(D)	313	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Pacific Andes International Holdings, Ltd. (C)(D)	3,772	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	19	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	978	0
Ezion Holdings, Ltd. (C)(D)	1,956	0
Ezra Holdings, Ltd. (C)(D)	763	0
Lightstream Resources, Ltd. (C)(D)	132	0
Paladin Energy, Ltd. (D)	18	146
Peninsula Energy, Ltd. (D)	20	6
Sakari Resources, Ltd. (C)(D)(I)	5,942	2,281
Savannah Energy PLC (D)	93	9
Swiber Holdings, Ltd. (C)(D)	223	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	3	0
Convoy Global Holdings, Ltd. (C)(D)	1,094	0
Good Resources Holdings, Ltd. (C)(D)	469	0
TT Hellenic Postbank SA (C)(D)	36	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	3	0
Galapagos NV (D)	3	85
NMC Health PLC (C)(D)	34	0
Pihlajalinna OYJ	1	13
Zenith Capital Corp. (D)	9	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	2,112	0
Carillion PLC (C)(D)	198	0
CW Group Holdings, Ltd. (C)(D)	235	0
Gold-Finance Holdings, Ltd. (C)(D)	372	0
Hsin Chong Group Holdings, Ltd. (C)(D)	1,279	0
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	221	$0
DMX Technologies Group, Ltd. (C)(D)	59	0
MH Development, Ltd. (C)(D)	215	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	561	47
Danakali, Ltd. (D)	30	1
EcoGreen International Group, Ltd. (C)(D)	132	0
Firefinch, Ltd. (C)(D)	71	2
Fraser Papers Holdings, Inc. (C)(D)	8	0
Hanfeng Evergreen, Inc. (C)(D)	6	0
Midas Holdings, Ltd. (C)(D)	433	0
Orbite Technologies, Inc. (C)(D)	183	0
Ten Sixty Four, Ltd. (C)(D)	135	8
Up Energy Development Group, Ltd. (C)(D)	1,560	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	17	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	877	2,643
Lerthai Group, Ltd. (C)(D)	31	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	0
Hyflux, Ltd. (C)(D)	96	0

TOTAL COMMON STOCKS (Cost $3,917)		$5,241
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.8%
U.S. Government - 7.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$3,381,268	3,371,485
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,259,706	4,273,134
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,530,717	3,593,839
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	580,700	136,095
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	835,900	206,420
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	696,800	181,086
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	323,600	89,223

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,897,312)		$11,851,282
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	84	8
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	93	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	10	7

TOTAL WARRANTS (Cost $9)		$15
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	15	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	1	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	420	$4,198

TOTAL SHORT-TERM INVESTMENTS (Cost $4,197)		$4,198
Total investments (Cost $136,421,072) - 100.0%		$151,707,964
Other assets and liabilities, net - 0.0%		35,911
TOTAL NET ASSETS - 100.0%		$151,743,875
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.8%
Equity - 23.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,181	$708,616
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	344,603	3,166,900
Disciplined Value, Class NAV, JHF III (Boston Partners)	25,754	737,589
Disciplined Value International, Class NAV, JHIT (Boston Partners)	184,560	3,445,743
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	9,548	706,154
Global Equity, Class NAV, JHF II (MIM US) (B)	119,929	1,593,861
International Dynamic Growth, Class NAV, JHIT (Axiom)	158,961	3,123,591
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	272,402	3,865,385
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	389,913	5,836,992
Fixed income - 59.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,011,499	13,695,695
Core Bond, Class NAV, JHF II (Allspring Investments)	1,326,726	14,580,719
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	628,285	5,158,215
Floating Rate Income, Class NAV, JHF II (Bain Capital)	555,033	4,079,494
High Yield, Class NAV, JHBT (MIM US) (B)	1,333,973	4,041,939
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,286,566	11,990,791
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	475,845	4,915,476
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	53,582	489,207
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	299,210	4,218,867

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $78,144,677)		$86,355,234
UNAFFILIATED INVESTMENT COMPANIES - 2.9%
Equity - 2.9%
Fidelity International Index Fund	26,919	1,791,983
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	14,292	$590,250
Fidelity Small Cap Index Fund	12,152	444,295

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,087,452)		$2,826,528
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	23	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	395	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	168	0
Genting Hong Kong, Ltd. (C)(D)	701	0
Peace Mark Holdings, Ltd. (C)(D)	230	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Pacific Andes International Holdings, Ltd. (C)(D)	2,769	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	14	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	718	0
Ezion Holdings, Ltd. (C)(D)	1,436	0
Ezra Holdings, Ltd. (C)(D)	560	0
Lightstream Resources, Ltd. (C)(D)	97	0
Paladin Energy, Ltd. (D)	13	106
Peninsula Energy, Ltd. (D)	14	4
Sakari Resources, Ltd. (C)(D)(I)	2,849	1,094
Savannah Energy PLC (D)	68	6
Swiber Holdings, Ltd. (C)(D)	164	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	2	0
Convoy Global Holdings, Ltd. (C)(D)	803	0
Good Resources Holdings, Ltd. (C)(D)	344	0
TT Hellenic Postbank SA (C)(D)	26	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	2	0
Galapagos NV (D)	2	57
NMC Health PLC (C)(D)	20	0
Pihlajalinna OYJ	1	13
Zenith Capital Corp. (D)	7	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1,551	0
Carillion PLC (C)(D)	146	0
CW Group Holdings, Ltd. (C)(D)	172	0
Gold-Finance Holdings, Ltd. (C)(D)	273	0
Hsin Chong Group Holdings, Ltd. (C)(D)	939	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	162	0
DMX Technologies Group, Ltd. (C)(D)	43	0
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - (continued)
MH Development, Ltd. (C)(D)	158	$0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	412	35
Danakali, Ltd. (D)	22	1
EcoGreen International Group, Ltd. (C)(D)	97	0
Firefinch, Ltd. (C)(D)	52	1
Fraser Papers Holdings, Inc. (C)(D)	6	0
Hanfeng Evergreen, Inc. (C)(D)	5	0
Midas Holdings, Ltd. (C)(D)	318	0
Orbite Technologies, Inc. (C)(D)	135	0
Ten Sixty Four, Ltd. (C)(D)	99	6
Up Energy Development Group, Ltd. (C)(D)	1,145	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	516	1,557
Lerthai Group, Ltd. (C)(D)	23	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	0
Hyflux, Ltd. (C)(D)	70	0

TOTAL COMMON STOCKS (Cost $2,070)		$2,880
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.3%
U.S. Government - 9.3%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$2,685,403	2,677,633
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,383,251	3,393,916
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,804,254	2,854,388
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	141,700	33,209
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	242,600	59,908
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	202,800	52,704
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	78,700	21,699

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,071,093)		$9,093,457
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	62	6
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	68	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	7	5

TOTAL WARRANTS (Cost $7)		$11
RIGHTS - 0.0%
Intercell AG (C)(D)(H)	11	0
Peninsula Energy, Ltd. (Expiration Date: 6-4-26; Strike Price: AUD 0.35) (D)	1	0

TOTAL RIGHTS (Cost $0)		$0
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (E)(F)	290	$2,901

TOTAL SHORT-TERM INVESTMENTS (Cost $2,900)		$2,901
Total investments (Cost $89,308,199) - 100.0%		$98,281,011
Other assets and liabilities, net - 0.0%		20,613
TOTAL NET ASSETS - 100.0%		$98,301,624
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 5-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Strike price and/or expiration date not available.
(I)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,097,600	$7,097,600	—	—
Unaffiliated investment companies	463,165	463,165	—	—
U.S. Government and Agency obligations	28,861	—	$28,861	—
Short-term investments	11,941	11,941	—	—
Total investments in securities	$7,601,567	$7,572,706	$28,861	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$153,781,331	$153,781,331	—	—
Unaffiliated investment companies	9,938,605	9,938,605	—	—
Common stocks	1,361	325	$258	$778
U.S. Government and Agency obligations	796,444	—	796,444	—
Warrants	35	19	16	—
Rights	—	—	—	—
Short-term investments	1,160	1,160	—	—
Total investments in securities	$164,518,936	$163,721,440	$796,718	$778

22	|

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$327,320,640	$327,320,640	—	—
Unaffiliated investment companies	20,921,989	20,921,989	—	—
Common stocks	8,828	837	$645	$7,346
U.S. Government and Agency obligations	1,893,775	—	1,893,775	—
Warrants	88	47	41	—
Rights	—	—	—	—
Short-term investments	4,238	4,238	—	—
Total investments in securities	$350,149,558	$348,247,751	$1,894,461	$7,346

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$443,334,153	$443,334,153	—	—
Unaffiliated investment companies	28,394,409	28,394,409	—	—
Common stocks	16,083	1,137	$914	$14,032
U.S. Government and Agency obligations	2,542,563	—	2,542,563	—
Warrants	121	65	56	—
Rights	1	—	1	—
Short-term investments	6,018	6,018	—	—
Total investments in securities	$474,293,348	$471,735,782	$2,543,534	$14,032

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$613,912,731	$613,912,731	—	—
Unaffiliated investment companies	39,468,906	39,468,906	—	—
Common stocks	27,953	1,674	$1,330	$24,949
U.S. Government and Agency obligations	3,606,571	—	3,606,571	—
Warrants	178	95	83	—
Rights	1	—	1	—
Short-term investments	9,043	9,043	—	—
Total investments in securities	$657,025,383	$653,392,449	$3,607,985	$24,949

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$908,774,302	$908,774,302	—	—
Unaffiliated investment companies	54,598,692	54,598,692	—	—
Common stocks	46,936	2,437	$1,940	$42,559
U.S. Government and Agency obligations	7,277,074	—	7,277,074	—
Warrants	259	138	121	—
Rights	1	—	1	—
Short-term investments	14,493	14,493	—	—
Total investments in securities	$970,711,757	$963,390,062	$7,279,136	$42,559

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
|	23

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$930,371,193	$930,371,193	—	—
Unaffiliated investment companies	52,514,758	52,514,758	—	—
Common stocks	49,375	2,543	$2,008	$44,824
U.S. Government and Agency obligations	9,510,001	—	9,510,001	—
Warrants	270	144	126	—
Rights	1	—	1	—
Short-term investments	15,356	15,356	—	—
Total investments in securities	$992,460,954	$982,903,994	$9,512,136	$44,824

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,055,185,710	$1,055,185,710	—	—
Unaffiliated investment companies	55,634,661	55,634,661	—	—
Common stocks	52,022	2,624	$2,085	$47,313
U.S. Government and Agency obligations	19,447,209	—	19,447,209	—
Warrants	278	148	130	—
Rights	1	—	1	—
Short-term investments	18,045	18,045	—	—
Total investments in securities	$1,130,337,926	$1,110,841,188	$19,449,425	$47,313

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$981,896,614	$981,896,614	—	—
Unaffiliated investment companies	40,659,645	40,659,645	—	—
Common stocks	54,513	2,478	$1,974	$50,061
U.S. Government and Agency obligations	37,892,608	—	37,892,608	—
Warrants	263	140	123	—
Rights	1	—	1	—
Short-term investments	17,884	17,884	—	—
Total investments in securities	$1,060,521,528	$1,022,576,761	$37,894,706	$50,061

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$585,429,138	$585,429,138	—	—
Unaffiliated investment companies	20,886,296	20,886,296	—	—
Common stocks	38,806	1,349	$1,060	$36,397
U.S. Government and Agency obligations	32,384,959	—	32,384,959	—
Warrants	143	76	67	—
Rights	1	—	1	—
Short-term investments	12,157	12,157	—	—
Total investments in securities	$638,751,500	$606,329,016	$32,386,087	$36,397

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
24	|

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2020 Lifetime Portfolio (continued)
Affiliated investment companies	$300,014,617	$300,014,617	—	—
Unaffiliated investment companies	10,811,777	10,811,777	—	—
Common stocks	17,462	528	$417	$16,517
U.S. Government and Agency obligations	21,442,657	—	21,442,657	—
Warrants	56	30	26	—
Rights	—	—	—	—
Short-term investments	7,905	7,905	—	—
Total investments in securities	$332,294,474	$310,834,857	$21,443,100	$16,517

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$135,619,735	$135,619,735	—	—
Unaffiliated investment companies	4,227,493	4,227,493	—	—
Common stocks	5,241	146	$114	$4,981
U.S. Government and Agency obligations	11,851,282	—	11,851,282	—
Warrants	15	8	7	—
Rights	—	—	—	—
Short-term investments	4,198	4,198	—	—
Total investments in securities	$151,707,964	$139,851,580	$11,851,403	$4,981

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$86,355,234	$86,355,234	—	—
Unaffiliated investment companies	2,826,528	2,826,528	—	—
Common stocks	2,880	106	$81	$2,693
U.S. Government and Agency obligations	9,093,457	—	9,093,457	—
Warrants	11	6	5	—
Rights	—	—	—	—
Short-term investments	2,901	2,901	—	—
Total investments in securities	$98,281,011	$89,184,775	$9,093,543	$2,693
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	11,964	$74,251	$764,748	$(60,549)	$(4,019)	$58,284	—	$18,074	$832,715
Capital Appreciation Value	24,460	19,636	216,214	(15,796)	(1,349)	6,079	$1,008	6,631	224,784
Disciplined Value	30,954	77,327	792,662	(64,007)	(36)	80,580	1,973	11,909	886,526
Disciplined Value International	24,263	38,614	414,752	(26,757)	(104)	26,477	2,615	6,517	452,982
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	1,221	$6,552	$4,664	$(748)	—	$679	$44	—	$11,147
Emerging Markets Debt	5,319	3,595	42,858	(3,200)	$(10)	423	733	—	43,666
Emerging Markets Equity	21,054	26,968	238,507	(21,169)	(102)	52,031	1,642	—	296,235
Fundamental Large Cap Core	4,346	28,024	303,944	(20,790)	(1,214)	11,447	432	$7,817	321,411
High Yield	10,675	2,666	32,288	(2,403)	(15)	(191)	685	—	32,345
International Dynamic Growth	18,346	30,631	297,197	(21,742)	(251)	54,673	727	1,906	360,508
International Strategic Equity Allocation	87,120	100,435	1,094,611	(70,109)	(287)	111,587	8,125	—	1,236,237
John Hancock Collateral Trust	1,194	61,246	237,919	(289,129)	1,663	242	2,055	—	11,941
Mid Cap Growth	15,874	28,303	289,702	(25,317)	(1,319)	31,673	—	7,561	323,042
Mid Value	22,735	33,193	350,298	(28,008)	(516)	24,256	1,256	7,980	379,223
Multifactor Emerging Markets ETF	3,346	12,350	111,678	(9,201)	(81)	22,206	614	—	136,952
Short Duration Bond	19,766	11,864	185,749	(12,384)	(28)	(978)	2,691	—	184,223
Small Cap Core	5,820	9,838	97,434	(8,163)	(80)	12,373	48	1,153	111,402
U.S. Sector Rotation	84,449	116,561	1,145,064	(107,350)	(2,421)	112,348	2,542	16,138	1,264,202
					$(10,169)	$604,189	$27,190	$85,686	$7,109,541
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	256,158	$15,018,757	$5,069,433	$(2,730,561)	$28,125	$442,845	—	$1,380,833	$17,828,599
Capital Appreciation Value	523,037	3,958,331	1,585,152	(497,523)	(71,134)	(168,115)	$77,704	511,066	4,806,711
Disciplined Value	667,870	15,763,561	3,673,942	(2,727,304)	174,354	2,243,242	151,707	915,738	19,127,795
Disciplined Value International	518,823	7,783,736	1,769,774	(959,824)	94,069	998,664	203,404	506,891	9,686,419
Diversified Macro	80,762	1,337,076	4,373	(652,159)	(81,033)	129,096	4,373	—	737,353
Emerging Markets Debt	111,734	726,429	307,812	(139,432)	6,048	16,475	34,136	—	917,332
Emerging Markets Equity	493,231	5,436,194	685,349	(978,521)	137,238	1,659,496	126,142	—	6,939,756
Fundamental Large Cap Core	93,001	5,668,887	1,921,280	(635,685)	(60,680)	(15,436)	33,200	600,667	6,878,366
High Yield	224,259	540,576	249,421	(100,474)	(166)	(9,852)	30,518	—	679,505
International Dynamic Growth	416,199	6,174,491	1,031,465	(933,676)	222,895	1,683,137	55,497	145,489	8,178,312
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	1,862,951	$20,245,271	$3,994,271	$(2,163,848)	$410,809	$3,948,778	$630,850	—	$26,435,281
John Hancock Collateral Trust	116	5,027	273,159	(277,284)	229	29	234	—	1,160
Mid Cap Growth	346,156	5,791,861	2,043,402	(1,137,728)	(8,838)	355,569	—	$581,013	7,044,266
Mid Value	486,161	6,808,734	2,394,861	(1,596,567)	(136,668)	638,806	96,722	614,640	8,109,166
Multifactor Emerging Markets ETF	75,828	2,492,271	199,814	(447,524)	39,134	819,945	42,447	—	3,103,640
Short Duration Bond	415,249	2,397,013	2,105,325	(593,463)	875	(39,627)	117,352	—	3,870,123
Small Cap Core	125,676	2,006,829	692,480	(602,070)	2,975	305,225	3,730	88,886	2,405,439
U.S. Sector Rotation	1,805,830	23,588,093	4,023,217	(3,382,282)	235,198	2,569,042	195,329	1,240,053	27,033,268
					$993,430	$15,577,319	$1,803,345	$6,585,276	$153,782,491
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	547,352	$37,739,634	$6,809,652	$(7,190,663)	$919,585	$(182,510)	—	$3,294,727	$38,095,698
Capital Appreciation Value	1,107,941	9,989,880	2,511,876	(1,686,433)	(307,587)	(325,754)	$185,909	1,222,733	10,181,982
Disciplined Value	1,416,057	39,415,391	4,970,816	(9,218,528)	1,153,547	4,234,649	362,746	2,189,615	40,555,875
Disciplined Value International	1,093,378	19,593,530	2,027,259	(3,731,443)	619,722	1,904,291	485,145	1,209,003	20,413,359
Diversified Macro	175,682	3,362,886	10,648	(1,875,138)	(297,445)	403,025	10,648	—	1,603,976
Emerging Markets Debt	231,885	1,830,993	489,076	(469,381)	21,754	31,337	78,447	—	1,903,779
Emerging Markets Equity	1,080,641	13,650,220	873,790	(3,397,151)	557,629	3,520,125	302,232	—	15,204,613
Fundamental Large Cap Core	197,187	14,257,510	2,624,938	(2,038,541)	(29,243)	(230,749)	79,558	1,439,378	14,583,915
High Yield	462,628	1,358,376	388,280	(322,057)	(336)	(22,501)	69,776	—	1,401,762
International Dynamic Growth	903,072	15,559,991	1,275,083	(3,386,229)	1,152,708	3,143,812	132,530	347,437	17,745,365
International Strategic Equity Allocation	3,947,890	51,170,667	3,549,779	(8,712,380)	1,895,674	8,116,822	1,507,796	—	56,020,562
John Hancock Collateral Trust	424	9,066	398,587	(403,422)	6	1	187	—	4,238
Mid Cap Growth	738,141	14,372,843	3,100,925	(3,050,640)	275,638	322,405	—	1,383,330	15,021,171
Mid Value	1,018,311	16,872,114	3,586,918	(4,526,218)	(58,903)	1,111,514	231,270	1,469,661	16,985,425
Multifactor Emerging Markets ETF	169,482	6,289,894	193,312	(1,548,578)	246,597	1,755,673	100,929	—	6,936,898
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	856,477	$6,042,749	$3,877,961	$(1,852,175)	$(910)	$(85,256)	$266,985	—	$7,982,369
Small Cap Core	261,470	4,956,504	1,051,345	(1,670,835)	37,839	629,675	8,920	$212,534	5,004,528
U.S. Sector Rotation	3,852,997	59,218,352	4,408,777	(12,116,234)	1,363,131	4,805,337	465,058	2,952,436	57,679,363
					$7,549,406	$29,131,896	$4,288,136	$15,720,854	$327,324,878
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	739,461	$50,593,269	$9,459,332	$(9,636,711)	$1,349,343	$(298,760)	—	$4,392,610	$51,466,473
Capital Appreciation Value	1,497,742	13,408,265	3,507,881	(2,319,968)	(409,305)	(422,621)	$248,043	1,631,395	13,764,252
Disciplined Value	1,921,332	52,893,559	6,429,194	(11,563,327)	1,589,229	5,678,284	483,711	2,919,786	55,026,939
Disciplined Value International	1,481,162	26,297,564	2,898,162	(4,952,194)	882,701	2,527,064	645,688	1,609,085	27,653,297
Diversified Macro	238,263	4,534,518	14,279	(2,523,588)	(397,937)	548,067	14,279	—	2,175,339
Emerging Markets Debt	315,080	2,459,487	628,884	(572,870)	26,597	44,705	105,320	—	2,586,803
Emerging Markets Equity	1,465,995	18,284,341	890,941	(4,043,375)	683,735	4,810,912	401,272	—	20,626,554
Fundamental Large Cap Core	266,982	19,176,201	3,934,906	(3,026,145)	(16,009)	(322,974)	106,123	1,920,003	19,745,979
High Yield	630,962	1,821,022	503,723	(382,554)	(212)	(30,163)	93,702	—	1,911,816
International Dynamic Growth	1,225,106	20,899,662	1,903,257	(4,524,001)	1,557,972	4,236,444	176,373	462,376	24,073,334
International Strategic Equity Allocation	5,358,185	68,639,090	5,020,251	(11,121,253)	2,405,985	11,088,575	2,008,155	—	76,032,648
John Hancock Collateral Trust	602	1,735	547,178	(542,908)	14	(1)	434	—	6,018
Mid Cap Growth	994,537	19,287,664	4,500,995	(4,390,219)	346,562	493,826	—	1,848,272	20,238,828
Mid Value	1,382,613	22,641,566	4,848,581	(5,866,755)	55,768	1,382,818	308,527	1,960,605	23,061,978
Multifactor Emerging Markets ETF	229,901	8,437,813	205,459	(1,929,061)	306,965	2,388,672	134,953	—	9,409,848
Short Duration Bond	1,168,120	8,096,245	5,170,976	(2,265,330)	(3,645)	(111,364)	358,387	—	10,886,882
Small Cap Core	354,433	6,651,389	1,365,001	(2,135,902)	56,904	846,461	11,865	282,703	6,783,853
U.S. Sector Rotation	5,203,028	79,642,152	5,741,301	(15,830,564)	1,632,400	6,704,041	621,366	3,944,760	77,889,330
					$10,067,067	$39,563,986	$5,718,198	$20,971,595	$443,340,171
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,014,194	$72,123,544	$8,632,670	$(11,542,906)	$1,026,318	$348,254	—	$6,233,714	$70,587,880
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	2,053,836	$19,049,371	$4,151,674	$(3,110,378)	$(524,601)	$(691,317)	$353,129	$2,322,548	$18,874,749
Disciplined Value	2,648,018	75,949,931	6,186,956	(16,506,228)	2,437,238	7,771,343	685,588	4,138,360	75,839,240
Disciplined Value International	2,090,043	37,729,450	3,260,679	(6,826,031)	1,469,787	3,387,218	915,021	2,280,275	39,021,103
Diversified Macro	332,734	6,354,720	20,368	(3,542,428)	(599,821)	805,018	20,369	—	3,037,857
Emerging Markets Debt	433,842	3,507,577	787,748	(833,145)	35,916	63,750	148,701	—	3,561,846
Emerging Markets Equity	2,079,482	26,151,333	1,040,893	(5,738,411)	930,830	6,873,660	570,521	—	29,258,305
Fundamental Large Cap Core	367,039	27,582,574	3,749,995	(3,665,987)	11,657	(532,061)	151,073	2,733,247	27,146,178
High Yield	865,719	2,601,526	650,747	(585,308)	239	(44,076)	132,189	—	2,623,128
International Dynamic Growth	1,745,175	29,649,697	1,740,086	(5,317,973)	1,887,838	6,333,034	250,368	656,360	34,292,682
International Strategic Equity Allocation	7,438,995	98,637,909	4,118,733	(16,279,195)	3,661,219	15,420,675	2,847,062	—	105,559,341
John Hancock Collateral Trust	904	1,188	1,245,804	(1,238,021)	72	—	1,675	—	9,043
Mid Cap Growth	1,360,099	27,702,807	4,830,894	(5,960,339)	156,276	948,385	—	2,623,634	27,678,023
Mid Value	1,901,395	32,520,659	5,174,534	(7,978,422)	218,004	1,780,495	438,330	2,785,468	31,715,270
Multifactor Emerging Markets ETF	324,734	12,102,017	281,862	(2,921,319)	472,635	3,356,168	191,632	—	13,291,363
Short Duration Bond	1,604,191	11,575,253	6,284,977	(2,746,954)	(5,366)	(156,854)	500,850	—	14,951,056
Small Cap Core	493,667	9,552,715	1,354,506	(2,704,729)	73,082	1,173,215	16,865	401,837	9,448,789
U.S. Sector Rotation	7,149,360	113,780,610	6,812,723	(25,201,934)	2,559,356	9,075,166	884,164	5,613,143	107,025,921
					$13,810,679	$55,912,073	$8,107,537	$29,788,586	$613,921,774
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,391,378	$97,787,803	$10,668,117	$(13,674,860)	$1,990,544	$68,322	—	$8,405,694	$96,839,926
Bond	3,433,425	39,643,127	9,614,553	(2,457,026)	(19)	(312,057)	$1,515,368	—	46,488,578
Capital Appreciation Value	1,826,856	18,229,973	3,125,433	(3,427,796)	(336,563)	(802,243)	334,289	2,198,642	16,788,804
Disciplined Value	3,607,289	102,869,799	7,209,441	(20,680,325)	3,664,517	10,249,334	929,505	5,610,697	103,312,766
Disciplined Value International	3,029,643	53,530,446	4,711,156	(8,671,387)	2,167,466	4,825,763	1,307,837	3,259,190	56,563,444
Diversified Macro	519,894	14,029,305	44,530	(9,912,602)	(1,078,251)	1,663,648	44,529	—	4,746,630
Diversified Real Assets	690,662	10,462,032	2,251,327	(4,100,312)	608,525	516,766	383,599	1,291,922	9,738,338
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	1,406,693	$11,125,143	$1,137,362	$(1,031,652)	$70,661	$247,434	$488,818	—	$11,548,948
Emerging Markets Equity	2,396,507	30,653,686	749,514	(6,711,811)	1,424,945	7,602,521	667,131	—	33,718,855
Fundamental Large Cap Core	489,572	36,777,995	4,274,361	(4,158,276)	370,158	(1,055,490)	201,369	$3,643,215	36,208,748
Global Equity	651,276	9,607,635	1,073,784	(2,193,840)	118,686	49,199	121,782	656,661	8,655,464
High Yield	2,974,593	8,253,623	1,721,772	(810,877)	(189)	(151,313)	450,504	—	9,013,016
International Dynamic Growth	2,520,262	42,010,440	2,187,543	(6,478,561)	2,453,425	9,350,305	355,291	931,422	49,523,152
International Strategic Equity Allocation	10,922,907	139,677,631	7,961,344	(20,156,722)	4,593,902	22,919,889	4,059,123	—	154,996,044
John Hancock Collateral Trust	1,449	1,192	1,677,038	(1,663,814)	77	—	2,286	—	14,493
Mid Cap Growth	1,735,525	35,346,765	4,253,233	(5,705,876)	447,661	976,148	—	3,305,301	35,317,931
Mid Value	2,446,916	41,527,246	5,645,727	(8,928,398)	429,088	2,140,898	558,870	3,551,467	40,814,561
Multifactor Emerging Markets ETF	376,020	14,183,660	16,586	(3,238,132)	568,584	3,859,801	223,847	—	15,390,499
Short Duration Bond	2,138,038	15,725,289	5,651,723	(1,227,804)	(7,255)	(215,443)	672,424	—	19,926,510
Small Cap Core	603,370	11,736,002	1,207,792	(2,922,871)	108,793	1,418,784	20,663	492,346	11,548,500
U.S. Sector Rotation	9,861,963	153,149,024	9,164,757	(30,545,427)	7,308,867	8,556,367	1,182,871	7,509,497	147,633,588
					$24,903,622	$71,908,633	$13,520,106	$40,856,054	$908,788,795
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,270,678	$88,769,018	$9,057,499	$(11,081,025)	$1,636,099	$57,630	—	$7,763,212	$88,439,221
Bond	4,472,270	53,744,553	10,475,757	(3,272,854)	(40,005)	(352,910)	$1,991,946	—	60,554,541
Capital Appreciation Value	1,904,088	17,976,205	5,010,350	(4,667,040)	(156,755)	(664,191)	294,331	1,935,836	17,498,569
Core Bond	3,627,760	35,030,187	7,338,832	(2,257,611)	(19,690)	(222,633)	1,121,067	—	39,869,085
Disciplined Value	3,304,240	94,187,120	6,972,502	(19,124,451)	3,678,021	8,920,231	854,531	5,158,136	94,633,423
Disciplined Value International	2,873,496	50,306,930	4,291,870	(7,516,988)	1,987,352	4,579,010	1,220,216	3,040,834	53,648,174
Diversified Macro	537,797	14,201,051	45,328	(9,926,895)	(1,141,531)	1,732,135	45,327	—	4,910,088
Diversified Real Assets	1,330,509	21,424,716	5,556,017	(10,606,512)	1,988,514	397,440	656,780	2,211,964	18,760,175
Emerging Markets Debt	2,510,794	19,422,429	2,389,486	(1,759,431)	11,761	549,370	850,728	—	20,613,615
Emerging Markets Equity	1,808,953	23,578,212	782,014	(5,731,689)	1,320,619	5,502,812	510,669	—	25,451,968
Fundamental Large Cap Core	361,922	27,642,407	3,311,667	(3,682,013)	442,990	(947,312)	150,334	2,719,884	26,767,739
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	673,672	$9,459,425	$1,610,662	$(2,302,674)	$26,219	$159,467	$106,334	$573,366	$8,953,099
High Yield	5,319,030	14,381,727	3,250,338	(1,255,856)	(12,698)	(246,851)	781,103	—	16,116,660
International Dynamic Growth	2,411,307	40,054,255	2,331,320	(6,244,918)	2,362,991	8,878,535	335,056	878,377	47,382,183
International Strategic Equity Allocation	10,396,203	132,268,116	6,437,885	(17,272,002)	3,875,254	22,212,862	3,832,757	—	147,522,115
John Hancock Collateral Trust	1,536	1,195	1,095,173	(1,081,031)	20	(1)	829	—	15,356
Mid Cap Growth	1,472,521	29,690,879	3,828,394	(4,775,912)	624,441	597,992	—	2,789,885	29,965,794
Mid Value	2,071,157	35,237,709	4,432,638	(7,278,622)	500,293	1,654,886	467,607	2,971,517	34,546,904
Multifactor Emerging Markets ETF	285,231	10,838,450	88,464	(2,595,837)	423,506	2,919,922	170,235	—	11,674,505
Short Duration Bond	2,734,946	19,896,948	7,528,973	(1,662,044)	(3,831)	(270,347)	839,562	—	25,489,699
Small Cap Core	454,182	8,850,039	784,578	(2,077,214)	109,285	1,026,362	15,321	365,058	8,693,050
Strategic Income Opportunities	466,845	5,722,173	533,848	(1,468,904)	48,882	(13,488)	153,982	—	4,822,511
U.S. Sector Rotation	9,623,118	145,639,152	10,487,531	(27,359,585)	6,885,689	8,405,288	1,147,442	7,284,572	144,058,075
					$24,547,426	$64,876,209	$15,546,157	$37,692,641	$930,386,549
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,213,688	$84,805,293	$9,691,193	$(11,849,254)	$3,003,036	$(1,177,591)	—	$7,360,137	$84,472,677
Bond	7,380,204	98,371,036	8,594,859	(6,410,609)	(776,677)	149,358	$3,497,107	—	99,927,967
Capital Appreciation Value	2,934,817	31,349,968	4,627,743	(7,249,826)	(473,649)	(1,283,264)	535,261	3,520,446	26,970,972
Core Bond	6,955,938	75,199,273	6,601,364	(4,849,112)	(225,966)	(279,803)	2,344,753	—	76,445,756
Disciplined Value	3,173,559	90,255,844	7,468,798	(19,075,699)	3,647,386	8,594,408	809,407	4,885,758	90,890,737
Disciplined Value International	3,069,977	53,823,683	4,610,358	(8,187,587)	2,212,016	4,857,995	1,290,442	3,215,842	57,316,465
Diversified Macro	618,011	16,527,328	52,318	(11,633,321)	(1,287,828)	1,983,940	52,317	—	5,642,437
Diversified Real Assets	2,258,048	36,397,635	7,198,091	(15,580,348)	3,372,179	450,922	1,197,288	4,032,338	31,838,479
Emerging Markets Debt	3,832,196	31,973,391	1,836,710	(3,267,525)	(260,933)	1,180,689	1,360,304	—	31,462,332
Emerging Markets Equity	1,691,804	22,134,916	609,765	(5,332,364)	1,267,096	5,124,276	478,416	—	23,803,689
Floating Rate Income	686,117	2,771,375	2,748,273	(342,301)	(11,633)	(122,752)	191,805	—	5,042,962
Fundamental Large Cap Core	300,062	22,725,142	2,747,465	(2,900,647)	500,074	(879,454)	122,540	2,217,027	22,192,580
Global Equity	1,015,554	16,232,490	1,661,025	(4,689,223)	738,816	(446,398)	189,229	1,020,344	13,496,710
High Yield	8,113,649	23,765,666	2,930,450	(1,705,802)	(145,571)	(260,387)	1,241,660	—	24,584,356
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	2,560,810	$42,438,038	$1,914,920	$(5,956,609)	$2,087,778	$9,835,794	$353,396	$926,454	$50,319,921
International Strategic Equity Allocation	9,835,339	123,023,325	8,704,538	(16,604,264)	3,770,297	20,669,559	3,525,282	—	139,563,455
John Hancock Collateral Trust	1,804	1,195	1,419,053	(1,402,237)	34	—	994	—	18,045
Mid Cap Growth	1,360,622	27,826,715	3,110,623	(4,410,003)	836,095	325,230	—	2,558,036	27,688,660
Mid Value	1,917,358	32,800,732	4,427,626	(7,306,535)	571,563	1,488,138	430,327	2,734,612	31,981,524
Multifactor Emerging Markets ETF	268,380	10,207,866	147,452	(2,513,615)	415,349	2,727,741	159,555	—	10,984,793
Short Duration Bond	3,858,000	28,592,284	9,567,097	(1,805,329)	(9,655)	(387,840)	1,188,444	—	35,956,557
Small Cap Core	359,006	7,061,840	750,681	(1,863,448)	95,236	827,073	12,157	289,672	6,871,382
Strategic Income Opportunities	741,580	8,871,571	471,360	(1,736,097)	21,710	31,982	242,599	—	7,660,526
U.S. Sector Rotation	10,024,768	149,399,932	11,736,493	(27,039,135)	6,724,303	9,249,180	1,172,864	7,445,965	150,070,773
					$26,071,056	$62,658,796	$20,396,147	$40,206,631	$1,055,203,755
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	852,745	$63,300,885	$8,128,804	$(13,305,580)	$6,141,932	$(4,915,014)	—	$5,425,722	$59,351,027
Bond	7,127,489	96,850,313	6,885,859	(6,620,775)	(859,882)	250,686	$3,442,376	—	96,506,201
Capital Appreciation Value	3,815,324	40,935,059	5,739,510	(9,273,532)	(656,955)	(1,681,257)	707,038	4,650,230	35,062,825
Core Bond	9,125,912	100,698,698	7,208,028	(6,936,144)	(964,618)	287,809	3,141,486	—	100,293,773
Disciplined Value	2,254,509	66,468,690	4,569,641	(15,323,222)	3,744,242	5,109,797	593,547	3,582,779	64,569,148
Disciplined Value International	2,487,914	44,179,302	3,697,192	(7,182,795)	1,959,328	3,796,326	1,044,223	2,602,252	46,449,353
Diversified Macro	587,265	18,701,068	62,439	(14,141,389)	(1,399,308)	2,138,919	62,439	—	5,361,729
Diversified Real Assets	2,803,338	46,880,560	8,426,730	(20,499,449)	4,876,003	(156,779)	1,580,809	5,323,995	39,527,065
Emerging Markets Debt	4,543,718	37,857,882	2,089,726	(3,727,414)	(404,621)	1,488,350	1,614,694	—	37,303,923
Emerging Markets Equity	1,130,855	15,646,299	654,386	(4,718,387)	1,145,375	3,183,454	331,211	—	15,911,127
Floating Rate Income	1,662,690	13,114,609	795,134	(1,269,567)	(144,725)	(274,678)	619,599	—	12,220,773
Fundamental Large Cap Core	134,850	10,570,660	1,246,098	(1,661,747)	506,825	(688,308)	56,363	1,019,732	9,973,528
Global Equity	1,312,679	21,005,852	2,068,048	(6,006,253)	833,139	(455,279)	248,258	1,338,640	17,445,507
High Yield	9,538,965	27,992,166	3,285,743	(1,893,200)	(205,528)	(276,117)	1,472,510	—	28,903,064
International Dynamic Growth	2,073,081	35,005,370	2,230,805	(6,227,579)	2,496,218	7,231,218	285,303	747,945	40,736,032
32	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	7,781,176	$99,237,941	$6,552,852	$(14,832,107)	$3,328,080	$16,128,119	$2,802,772	—	$110,414,885
John Hancock Collateral Trust	1,788	1,195	1,384,851	(1,368,192)	30	—	661	—	17,884
Mid Cap Growth	981,707	20,681,087	3,146,408	(4,722,267)	944,180	(71,673)	—	$1,898,771	19,977,735
Mid Value	1,395,094	24,295,233	3,503,864	(6,037,197)	860,624	647,642	318,411	2,023,417	23,270,166
Multifactor Emerging Markets ETF	178,235	7,146,010	160,878	(2,132,117)	345,351	1,775,037	111,060	—	7,295,159
Short Duration Bond	5,791,111	47,307,190	10,408,432	(3,135,627)	2,122	(608,959)	1,868,096	—	53,973,158
Small Cap Core	251,323	5,027,147	575,741	(1,437,294)	33,591	611,141	8,660	206,335	4,810,326
Strategic Income Opportunities	2,721,140	30,690,335	1,247,583	(4,016,468)	35,099	152,823	876,014	—	28,109,372
U.S. Sector Rotation	8,312,007	128,322,696	9,130,143	(26,282,934)	6,827,787	6,433,046	988,775	6,277,271	124,430,738
					$29,444,289	$40,106,303	$22,174,305	$35,097,089	$981,914,498
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	298,846	$24,785,487	$3,550,354	$(7,876,621)	$3,590,608	$(3,250,157)	—	$2,104,134	$20,799,671
Bond	5,540,199	83,593,921	3,445,066	(11,583,536)	(1,470,050)	1,028,893	$2,825,719	—	75,014,294
Capital Appreciation Value	2,255,666	31,804,335	4,240,272	(13,233,633)	(838,203)	(1,243,199)	541,202	3,559,520	20,729,572
Core Bond	6,844,621	82,356,050	4,418,202	(11,062,256)	(1,505,461)	1,015,848	2,467,312	—	75,222,383
Disciplined Value	812,258	25,975,168	2,412,694	(8,503,510)	2,045,481	1,333,243	230,777	1,393,021	23,263,076
Disciplined Value International	1,243,192	23,325,256	2,032,329	(5,096,035)	1,464,780	1,484,060	538,263	1,341,376	23,210,390
Diversified Macro	346,490	12,438,443	40,244	(9,778,641)	(960,034)	1,423,445	40,243	—	3,163,457
Diversified Real Assets	1,964,312	37,452,867	6,297,167	(19,383,253)	4,430,694	(1,100,678)	1,280,922	4,314,009	27,696,797
Emerging Markets Debt	3,436,322	31,263,663	1,329,488	(5,256,548)	(413,415)	1,289,019	1,271,991	—	28,212,207
Emerging Markets Equity	390,942	5,995,559	295,590	(2,333,591)	586,639	956,363	125,038	—	5,500,560
Floating Rate Income	1,680,682	14,491,764	737,087	(2,437,758)	(74,816)	(363,267)	648,250	—	12,353,010
Fundamental Large Cap Core	47,122	3,993,546	540,805	(977,773)	123,822	(195,281)	20,894	378,018	3,485,119
Global Equity	791,755	16,214,426	1,575,602	(7,524,226)	1,379,635	(1,123,007)	188,797	1,018,015	10,522,430
High Yield	7,266,040	23,158,267	1,894,341	(2,657,808)	(255,128)	(123,569)	1,162,342	—	22,016,103
International Dynamic Growth	1,057,757	18,633,503	1,304,931	(4,194,147)	1,704,215	3,336,426	152,122	398,800	20,784,928
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	4,104,652	$50,940,455	$6,884,279	$(9,483,392)	$2,063,227	$7,840,449	$1,404,570	—	$58,245,018
John Hancock Collateral Trust	1,216	1,192	5,816,789	(5,806,186)	363	(1)	10,786	—	12,157
Mid Cap Growth	399,919	9,612,189	1,522,129	(3,303,536)	810,753	(503,181)	—	$875,007	8,138,354
Mid Value	570,538	11,284,370	1,353,066	(3,749,042)	909,014	(280,841)	145,332	923,544	9,516,567
Multifactor Emerging Markets ETF	80,513	3,541,306	113,722	(1,338,644)	164,473	814,540	53,219	—	3,295,397
Short Duration Bond	4,411,963	44,520,413	4,220,758	(7,123,905)	325	(498,092)	1,607,676	—	41,119,499
Small Cap Core	154,030	3,509,155	375,802	(1,348,688)	65,490	346,376	5,930	141,306	2,948,135
Strategic Income Opportunities	2,644,468	32,517,234	1,070,233	(6,463,016)	53,113	139,785	880,611	—	27,317,349
U.S. Sector Rotation	4,200,055	65,068,114	7,446,966	(16,388,670)	3,553,263	3,195,149	491,316	3,119,134	62,874,822
					$17,428,788	$15,522,323	$16,093,312	$19,565,884	$585,441,295
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	81,105	$5,975,076	$808,865	$(1,265,249)	$261,960	$(135,735)	—	$508,724	$5,644,917
Bond	3,062,474	45,118,258	2,575,251	(5,981,891)	(758,409)	512,685	$1,530,393	—	41,465,894
Capital Appreciation Value	1,173,213	16,303,412	2,126,230	(6,598,377)	(330,788)	(718,650)	274,834	1,807,599	10,781,827
Core Bond	3,919,404	46,279,928	2,735,532	(5,665,107)	(775,374)	499,272	1,381,566	—	43,074,251
Disciplined Value	205,139	6,275,324	527,530	(1,773,190)	348,635	496,884	55,813	336,902	5,875,183
Disciplined Value International	643,976	11,090,091	1,257,866	(1,795,190)	581,229	889,031	252,788	629,959	12,023,027
Diversified Macro	181,938	6,333,449	20,425	(4,941,487)	(499,615)	748,320	20,424	—	1,661,092
Diversified Real Assets	1,031,232	19,174,775	3,084,910	(9,490,316)	2,330,083	(559,084)	645,653	2,174,489	14,540,368
Emerging Markets Debt	1,891,569	16,981,692	846,504	(2,773,134)	(189,822)	664,543	691,724	—	15,529,783
Emerging Markets Equity	114,091	1,093,881	253,666	(141,453)	42,027	357,143	29,336	—	1,605,264
Floating Rate Income	1,216,212	10,336,425	570,131	(1,654,947)	(50,248)	(262,204)	462,550	—	8,939,157
Fundamental Large Cap Core	50,543	4,183,928	531,071	(908,130)	99,361	(168,035)	21,533	389,587	3,738,195
Global Equity	412,818	8,285,537	727,866	(3,660,239)	518,323	(385,140)	95,933	517,282	5,486,347
High Yield	4,033,834	12,572,750	1,326,715	(1,470,192)	(135,333)	(71,424)	632,510	—	12,222,516
International Dynamic Growth	563,660	9,171,353	576,440	(1,274,078)	515,104	2,087,093	72,755	190,734	11,075,912
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	1,598,333	$22,272,570	$3,341,373	$(6,918,817)	$1,496,241	$2,488,977	$606,068	—	$22,680,344
John Hancock Collateral Trust	790	1,188	769,477	(762,765)	5	—	998	—	7,905
Mid Cap Growth	145,734	3,442,602	361,814	(957,775)	233,180	(114,132)	—	$305,540	2,965,689
Mid Value	208,720	4,070,847	458,199	(1,279,331)	323,162	(91,430)	51,568	327,699	3,481,447
Short Duration Bond	2,957,245	29,447,488	2,624,152	(4,178,133)	(151,364)	(180,623)	1,059,938	—	27,561,520
Small Cap Core	76,807	1,715,622	115,720	(564,688)	37,344	166,090	2,858	68,103	1,470,088
Strategic Income Opportunities	1,446,658	17,385,648	627,251	(3,174,224)	30,072	75,234	473,893	—	14,943,981
U.S. Sector Rotation	2,220,963	33,637,560	3,568,933	(7,542,275)	1,554,369	2,029,228	250,049	1,587,442	33,247,815
					$5,480,142	$8,328,043	$8,613,184	$8,844,060	$300,022,522
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	35,692	$2,374,227	$517,070	$(464,610)	$106,343	$(48,837)	—	$214,755	$2,484,193
Bond	1,512,428	20,894,273	1,837,170	(2,111,066)	(274,293)	132,188	$744,708	—	20,478,272
Capital Appreciation Value	554,062	6,884,950	1,253,382	(2,566,413)	(126,256)	(353,837)	125,105	822,825	5,091,826
Core Bond	1,893,964	20,841,953	2,179,040	(2,053,366)	(301,497)	148,529	655,612	—	20,814,659
Disciplined Value	90,277	2,516,175	308,995	(594,629)	81,926	273,068	23,539	142,085	2,585,535
Disciplined Value International	286,393	4,020,352	1,138,005	(405,587)	125,616	468,565	98,275	244,906	5,346,951
Diversified Macro	84,370	2,674,604	8,891	(2,029,364)	(190,069)	306,240	8,891	—	770,302
Diversified Real Assets	481,406	8,266,882	1,587,544	(3,829,466)	899,255	(136,385)	294,430	991,607	6,787,830
Emerging Markets Debt	919,494	7,606,308	700,465	(974,656)	(64,352)	281,284	327,344	—	7,549,049
Floating Rate Income	701,025	5,604,084	574,079	(849,434)	(26,276)	(149,918)	263,224	—	5,152,535
Fundamental Large Cap Core	17,197	1,282,541	226,745	(215,138)	41,805	(64,063)	7,006	126,763	1,271,890
Global Equity	190,135	3,512,029	463,970	(1,507,854)	189,142	(130,390)	43,626	235,235	2,526,897
High Yield	1,933,449	5,660,509	795,102	(498,481)	(54,291)	(44,490)	299,383	—	5,858,349
International Dynamic Growth	244,823	3,234,741	892,811	(370,660)	140,564	913,308	27,482	72,045	4,810,764
International Strategic Equity Allocation	584,645	8,787,058	2,072,182	(4,054,393)	884,926	606,346	256,462	—	8,296,119
John Hancock Collateral Trust	420	1,257	486,003	(483,067)	6	(1)	637	—	4,198
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	39,061	$861,165	$150,008	$(246,950)	$68,446	$(37,776)	—	$81,609	$794,893
Mid Value	55,782	1,016,974	152,805	(298,337)	77,184	(18,177)	$13,591	86,367	930,449
Short Duration Bond	1,611,719	15,076,463	1,958,225	(1,833,211)	(119,821)	(60,438)	569,402	—	15,021,218
Strategic Income Opportunities	693,498	7,763,775	652,884	(1,298,658)	19,184	26,649	222,634	—	7,163,834
U.S. Sector Rotation	793,866	10,593,445	1,983,303	(1,907,305)	372,380	842,347	84,131	534,108	11,884,170
					$1,849,922	$2,954,212	$4,065,482	$3,552,305	$135,623,933
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	10,181	$753,366	$206,164	$(268,510)	$104,144	$(86,548)	—	$64,177	$708,616
Bond	1,011,499	15,143,009	724,099	(2,099,406)	(251,484)	179,477	$507,879	—	13,695,695
Capital Appreciation Value	344,603	4,897,267	763,283	(2,181,411)	(24,316)	(287,923)	82,463	542,364	3,166,900
Core Bond	1,326,726	15,810,972	1,060,269	(2,203,888)	(295,984)	209,350	471,167	—	14,580,719
Disciplined Value	25,754	790,543	115,459	(274,269)	27,817	78,039	7,074	42,703	737,589
Disciplined Value International	184,560	2,544,111	887,167	(370,462)	113,583	271,344	57,414	143,079	3,445,743
Diversified Macro	53,582	1,902,782	6,100	(1,497,211)	(131,824)	209,360	6,100	—	489,207
Diversified Real Assets	299,210	5,958,962	957,939	(3,208,416)	768,141	(257,759)	193,961	653,237	4,218,867
Emerging Markets Debt	628,285	5,711,101	288,129	(1,002,144)	(37,568)	198,697	230,193	—	5,158,215
Floating Rate Income	555,033	4,864,289	327,305	(968,183)	(26,108)	(117,809)	214,319	—	4,079,494
Fundamental Large Cap Core	9,548	814,191	131,537	(227,734)	45,598	(57,438)	4,090	73,998	706,154
Global Equity	119,929	2,486,719	313,752	(1,248,129)	165,874	(124,355)	28,644	154,452	1,593,861
High Yield	1,333,973	4,236,789	410,427	(537,489)	(44,570)	(23,218)	210,448	—	4,041,939
International Dynamic Growth	158,961	2,112,995	740,918	(413,087)	161,885	520,880	16,208	42,490	3,123,591
International Strategic Equity Allocation	272,402	5,051,186	1,311,056	(3,235,946)	869,084	(129,995)	136,218	—	3,865,385
John Hancock Collateral Trust	290	1,220	253,811	(252,129)	(1)	—	398	—	2,901
Short Duration Bond	1,286,566	13,157,446	1,073,669	(2,097,236)	(72,978)	(70,110)	465,810	—	11,990,791
Strategic Income Opportunities	475,845	5,773,333	256,599	(1,151,039)	26,641	9,942	155,847	—	4,915,476
U.S. Sector Rotation	389,913	5,516,147	1,248,885	(1,531,656)	307,609	296,007	40,263	255,609	5,836,992
					$1,705,543	$817,941	$2,828,496	$1,972,109	$86,358,135
36	|

For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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